9. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2005	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Due to Shareholders		$ 287,855		$ 251,054
Net Proceeds from Stockholders		29,040	16,861	31,806
Accrued Professional Fees, Related Party		45,000
Professional Fees Paid, Cash				25,000
Stock issued in payment of services and accounts payable, Shares	7,171,725		1,000,000
Common stock issued for prepayment of services			30,000
Stockholder [Member]
Stock issued in payment of services and accounts payable, Shares				7,113,333
Common stock issued for prepayment of services				$ 173,500